CERTIFICATION
                                  -------------

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Lehman Brothers Reserve Liquidity Funds (1933 Act File No. 333-122846; 1940 Act File No. 811-21716) ("Registrant") hereby certifies (a) that the form of the prospectus used with respect to the Money Market Reserve Portfolio, Prime Reserve Portfolio and Treasury Obligations Reserve Portfolio, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 6 ("Amendment No. 6") to the Registrant's Registration Statement and (b) that Amendment No. 6 was filed electronically.






Dated:August 1, 2008                   By: /s/ Claudia A. Brandon
                                           -----------------------
                                           Claudia A. Brandon
                                           Secretary